Stockholders' Equity - PIPE Warrant Activity (Details) - shares		1 Months Ended
	Sep. 12, 2025	Sep. 30, 2025
PIPE Traditional Warrants
Warrant [Roll Forward]
Issued (in shares)		555,259,256
Exercised (in shares)		(9,629,629)
Expired (in shares)		0
PIPE warrants outstanding, end of period (in shares)	0	545,629,627
PIPE Pre-Funded Warrants
Warrant [Roll Forward]
Issued (in shares)		209,771,462
Exercised (in shares)		(32,525,000)
Expired (in shares)		0
PIPE warrants outstanding, end of period (in shares)	0	177,246,462